SHARE-BASED PAYMENTS (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended	12 Months Ended
	Dec. 11, 2025	Nov. 17, 2025	Sep. 03, 2025	Jul. 14, 2024	Jan. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share options vest period						4 years 11 months 1 day
Grants option						618,871
Share options available for issuance						112,611
Share options exercise price						$ 6.04
Unamortized stock based compensation expense						$ 1,940	$ 16	$ 6
Nonvested weighted average period						2 years 7 months 6 days	10 months 24 days	5 months 15 days
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share options exercise price					$ 6.05
Sale of Stock, Number of Shares Issued in Transaction					346,537
Consultant And Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share options vested period				3 years
Grants option			60,639	11,925
Share options exercise price				$ 3.71
Consultant And Employee [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share options vested period			1 year
Share options exercise price			$ 1.23
Consultant And Employee [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share options vested period			3 years
Share options exercise price			$ 8.00
Chief Executive Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grants option					318,856
Director [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grants option					27,681
Eyal Rubin [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share options vested period		3 years
Grants option		126,197
Share options exercise price		$ 7.56
Board of Directors Chairman [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share options vested period	4 years
Grants option	30,000
Share options exercise price	$ 5.38
Employee And Advisors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grants option	55,500
2019 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share options vested period						10 years
Share options vest period						4 years
Grants option						923,178
Share options exercise price						$ 6.1	$ 1.72